Payden Core Bond Fund

Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (7%
)
2,062,569 ACRES Commercial Realty Ltd. 2021-FL1
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.314% ) , 6.65% , 6/15/36 (a) (b) $ 2,052
2,727,744 CARS-DB4 LP 2020-1A 144A , 3.25% ,
2/15/50 (a) 2,436
3,225,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
4.94% , 1/25/52 CAD (a) (c) 2,212
2,800,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A , 4.50% , 5/20/49 (a) 2,635
29 Exeter Automobile Receivables Trust 2021-2 ,
0.00% , 2/15/28 (d) 2,099
1,755,388 Flatiron CLO Ltd. 2018-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.212% ) ,
6.50% , 4/17/31 (a) (b) 1,758
1,418,860 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A , 31.36% , 2/25/28 (a) 1,487
2,064,365 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A , 28.35% , 9/25/28 (a) 2,338
29,521 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A , 2.28% , 12/26/28 (a) 29
76,555 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A , 2.10% , 2/26/29 (a) 75
2,000,000 Madison Park Funding XLVIII Ltd. 2021-48A
144A , ( 3 mo. Term Secured Overnight Financing
Rate + 2.262% ) , 7.54% , 4/19/33 (a) (b) 2,002
2,335,000 Neuberger Berman Loan Advisers CLO
Ltd. 2020-36A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.800% ) , 7.08% ,
4/20/33 (a) (b) 2,342
2,600,000 Ocean Trails CLO VII 2019-7A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
2.712% ) , 8.00% , 4/17/30 (a) (b) 2,605
3,100,000 OneMain Financial Issuance Trust 2022-2A
144A , 4.89% , 10/14/34 (a) 3,085
1,316,885 Palmer Square CLO Ltd. 2014-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.392% ) , 6.68% , 1/17/31 (a) (b) 1,320
3,725,000 Palmer Square CLO Ltd. 2018-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.530% ) , 6.82% , 4/16/37 (a) (b) 3,749
2,765,344 Rockford Tower CLO Ltd. 2018-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.422% ) , 6.70% , 10/20/31 (a) (b) 2,772
3,100,000 RR Ltd. 2022-24A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.730% ) , 7.03% ,
1/15/36 (a) (b) 3,112
750,493 Santander Bank Auto Credit-Linked Notes 2022-
A 144A , 5.28% , 5/15/32 (a) 750
187,603 Santander Bank Auto Credit-Linked Notes 2022-
B 144A , 6.79% , 8/16/32 (a) 188
2,200,000 Santander Bank Auto Credit-Linked Notes 2023-
B 144A , 6.66% , 12/15/33 (a) 2,225
1,350,000 Santander Bank Auto Credit-Linked Notes 2023-
B 144A , 8.41% , 12/15/33 (a) 1,362
220,180 Santander Bank N.A.-SBCLN 2021-1A 144A ,
1.83% , 12/15/31 (a) 219
150 Santander Consumer Auto Receivables Trust
2021-C , 0.00% , 6/15/28 (d) 1,767
12,800 Santander Drive Auto Receivables Trust 2023-S1
144A , 0.00% , 4/18/28 (a) (d) 2,733
2,696,625 Store Master Funding I-VII XIV XIX XX XXIV
XXII 2024-1A 144A , 5.70% , 5/20/54 (a) 2,747
Principal
or Shares Security Description
Value
(000)
2,600,000 Symphony CLO XXIV Ltd. 2020-24A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
2.512% ) , 7.79% , 1/23/32 (a) (b) $ 2,608
3,850,000 TierPoint Issuer LLC 2023-1A 144A , 6.00% ,
6/25/53 (a) 3,827
1,500,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A ,
8.87% , 5/15/54 (a) 1,551
Total Asset Backed (Cost - $56,944)
58,085
Bank Loans(e) (2%
)
1,625,913 Bangl LLC Term Loan B 1L , ( 3 mo. Term Secured
Overnight Financing Rate + 3.500% ) , 9.83% ,
2/01/29 1,641
3,250,000 Epic Y Grade Services LP Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
4.750% ) , 11.07% , 6/29/29 3,258
2,793,000 Ineos U.S. Petrochem LLC Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.250% ) , 9.69% , 4/02/29 2,796
2,800,000 Verde Purchaser LLC Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
4.000% ) , 9.84% , 11/30/30 2,808
3,150,000 WaterBridge Midstream Operating LLC Term
Loan B 1L , ( 3 mo. Term Secured Overnight
Financing Rate + 4.750% ) , 10.09% , 6/21/29 3,142
Total Bank Loans (Cost - $13,368)
13,645
Commercial Paper(d) (1%
)
8,000,000 Sysco Corporation , 5.40% , 8/01/24 (Cost
- $ 8,000 ) 7,999
Corporate Bond (31%
)
Financial  (12%)
2,250,000 Ally Financial Inc. , ( U.S. Secured Overnight
Financing Rate + 2.820% ) , 6.85% , 1/03/30 (b) 2,353
1,800,000 American Express Co. , ( Secured Overnight
Financing Rate + 1.280% ) , 5.28% , 7/27/29 (b) 1,832
3,150,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 1.930% ) , 5.63% , 7/28/34 (b) 3,236
4,350,000 American Tower Corp. , 2.30% , 9/15/31 3,646
2,400,000 AmFam Holdings Inc. 144A , 3.83% , 3/11/51 (a) 1,476
1,700,000 Ares Capital Corp. , 5.95% , 7/15/29 1,706
1,800,000 ASB Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250% ) , 5.28% , 6/17/32 (a) (b) 1,793
2,100,000 Augustar Life Insurance Co. 144A , 6.88% ,
6/15/42 (a) 1,947
2,200,000 Banco Santander SA , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900% ) , 1.72% , 9/14/27 (b) 2,044
2,050,000 Bank of Nova Scotia , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017% ) , 8.00% , 1/27/84 (b) 2,152
2,100,000 Barclays PLC , ( U.S. Secured Overnight Financing
Rate + 2.210% ) , 5.83% , 5/09/27 (b) 2,124
2,330,000 Blackstone Secured Lending Fund , 2.75% ,
9/16/26 (f) 2,190
2,100,000 Blue Owl Capital Corp. , 3.75% , 7/22/25 2,060
1,375,000 Capital One Financial Corp. , ( U.S. Secured
Overnight Financing Rate + 3.070% ) , 7.62% ,
10/30/31 (b) 1,539
2,675,000 Charles Schwab Corp. G , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971% ) , 5.38% (b) (g) 2,650
3,300,000 Citibank N.A. , 5.57% , 4/30/34 3,434

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,100,000 Comcast Corp. , 5.35% , 5/15/53 $ 2,057
1,850,000 Corebridge Financial Inc. , 3.90% , 4/05/32 1,702
2,450,000 Credit Agricole SA 144A , 5.51% , 7/05/33 (a) 2,542
3,750,000 CubeSmart LP , 2.00% , 2/15/31 3,123
1,550,000 Danske Bank A/S 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400% ) , 5.71% , 3/01/30 (a) (b) 1,586
2,250,000 Deutsche Bank AG , ( U.S. Secured Overnight
Financing Rate + 1.219% ) , 2.31% , 11/16/27 (b) 2,104
2,670,000 Equinix Inc. , 1.80% , 7/15/27 2,456
3,550,000 Equinix Inc. , 2.50% , 5/15/31 3,050
3,025,000 Extra Space Storage LP , 2.20% , 10/15/30 2,581
2,200,000 Fifth Third Bank N.A. , ( Secured Overnight
Financing Rate + 1.230% ) , 5.85% , 10/27/25 (b) 2,201
2,500,000 FS KKR Capital Corp. 144A , 4.25% , 2/14/25 (a) 2,476
1,950,000 GLP Capital LP/GLP Financing II Inc. , 4.00% ,
1/15/31 1,789
2,100,000 HSBC Holdings PLC , ( U.S. Secured Overnight
Financing Rate + 2.390% ) , 6.25% , 3/09/34 (b) 2,236
2,900,000 Intesa Sanpaolo SpA 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900% ) , 7.78% , 6/20/54 (a) (b) 3,118
3,100,000 Invitation Homes Operating Partnership LP ,
4.15% , 4/15/32 2,894
1,337,000 JAB Holdings BV 144A , 2.20% , 11/23/30 (a) 1,111
2,450,000 Macquarie Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700% ) , 3.05% , 3/03/36 (a) (b) (f) 2,090
2,750,000 Macquarie Group Ltd. 144A , ( 3 mo. LIBOR
USD + 1.372% ) , 3.76% , 11/28/28 (a) (b) 2,638
2,000,000 Morgan Stanley , ( 3 mo. Term Secured Overnight
Financing Rate + 1.890% ) , 4.43% , 1/23/30 (b) 1,966
1,300,000 Nationwide Mutual Insurance Co. 144A , 9.38% ,
8/15/39 (a) 1,691
900,000 Nuveen LLC 144A , 5.85% , 4/15/34 (a) 927
1,450,000 Pacific Life Insurance Co. 144A , 9.25% ,
6/15/39 (a) 1,980
2,670,000 Panther Escrow Issuer LLC 144A , 7.13% ,
6/01/31 (a) 2,741
2,475,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63% , 11/15/31 2,070
1,900,000 Royal Bank of Canada , 5.00% , 2/01/33 1,918
2,750,000 Simon Property Group LP , 6.25% , 1/15/34 (f) 2,970
3,400,000 Toronto-Dominion Bank , 4.99% , 4/05/29 3,437
2,800,000 UBS Group AG 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.745% ) , 9.25% (a) (b) (g) 3,056
1,000,000 UBS Group AG 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.758% ) , 9.25% (a) (b) (g) 1,134
1,450,000 UBS Group AG 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.800% ) , 6.25% , 9/22/29 (a) (b) 1,515
1,300,000 Unum Group , 6.00% , 6/15/54 1,284
2,035,000 WEA Finance LLC 144A , 4.63% , 9/20/48 (a) (f) 1,609
1,900,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 2.100% ) , 2.39% , 6/02/28 (b) 1,775
108,009
Industrial  (7%)
2,638,705 American Airlines Pass-Through Trust 2019-1,
AA , 3.15% , 2/15/32 2,421
1,250,000 Anglo American Capital PLC 144A , 5.50% ,
5/02/33 (a) 1,255
Principal
or Shares Security Description
Value
(000)
2,225,000 Ashtead Capital Inc. 144A , 5.55% , 5/30/33 (a) $ 2,228
3,500,000 Boeing Co. 144A , 6.86% , 5/01/54 (a) 3,709
3,680,000 Broadcom Inc. 144A , 4.93% , 5/15/37 (a) 3,553
1,650,000 Cencosud SA 144A , 5.95% , 5/28/31 (a) 1,676
4,050,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40% ,
12/01/61 2,709
2,000,000 Daimler Truck Finance North America LLC
144A , 5.40% , 9/20/28 (a) 2,046
900,000 Elevance Health Inc. , 5.13% , 2/15/53 846
2,850,000 Ford Motor Credit Co. LLC , 5.80% , 3/05/27 2,878
2,500,000 Foundry JV Holdco LLC 144A , 5.90% ,
1/25/30 (a) 2,591
2,750,000 General Motors Financial Co. Inc. , 2.35% ,
1/08/31 2,309
3,475,000 Glencore Funding LLC 144A , 3.88% , 4/27/51 (a) 2,517
2,050,000 HCA Inc. , 5.90% , 6/01/53 2,042
2,700,000 Hyundai Capital America 144A , 1.80% ,
1/10/28 (a) 2,435
1,800,000 Limak Cimento Sanayi ve Ticaret AS 144A ,
9.75% , 7/25/29 (a) 1,809
1,825,000 Micron Technology Inc. , 5.30% , 1/15/31 1,858
2,125,000 Minerva Luxembourg SA 144A , 8.88% ,
9/13/33 (a) 2,243
1,500,000 Northwell Healthcare Inc. , 4.26% , 11/01/47 1,247
1,300,000 OCP SA 144A , 7.50% , 5/02/54 (a) 1,346
2,200,000 Oracle Corp. , 6.25% , 11/09/32 2,376
3,500,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A , 5.25% , 7/01/29 (a) 3,544
2,350,000 Regal Rexnord Corp. , 6.40% , 4/15/33 2,456
3,400,000 VMware LLC , 2.20% , 8/15/31 2,841
3,375,000 Warnermedia Holdings Inc. , 5.14% , 3/15/52 2,512
57,447
Utility  (12%)
3,236,301 Acwa Power Management And Investments One
Ltd. 144A , 5.95% , 12/15/39 (a) 3,130
2,100,000 Algonquin Power & Utilities Corp. , 5.37% ,
6/15/26 2,106
1,650,000 Arizona Public Service Co. , 5.70% , 8/15/34 1,696
800,000 Athabasca Oil Corp. 144A , 6.75% , 8/09/29
CAD (a) (c) 582
950,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A , 7.00% , 7/15/29 (a) 977
1,000,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A , 7.25% , 7/15/32 (a) 1,042
1,750,000 BP Capital Markets PLC , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.153% ) , 6.45% (b) (g) 1,810
630,000 Buffalo Energy Mexico Holdings/Buffalo Energy
Infrastructure/Buffalo Energy 144A , 7.88% ,
2/15/39 (a) 664
1,000,000 Civitas Resources Inc. 144A , 8.63% ,
11/01/30 (a) 1,081
2,400,000 Civitas Resources Inc. 144A , 8.75% , 7/01/31 (a) 2,584
3,000,000 Comstock Resources Inc. 144A , 6.75% ,
3/01/29 (a) (f) 2,909
2,000,000 Diamondback Energy Inc. , 4.25% , 3/15/52 1,595
3,000,000 DTE Energy Co. , 5.85% , 6/01/34 3,125
2,700,000 Duke Energy Corp. , 5.80% , 6/15/54 2,704
2,325,000 Duquesne Light Holdings Inc. 144A , 2.78% ,
1/07/32 (a) 1,955
3,000,000 Energy Transfer LP , 5.25% , 4/15/29 3,046
2,175,000 Energy Transfer LP , 5.75% , 2/15/33 2,230

Principal
or Shares Security Description
Value
(000)
2,700,000 Energy Transfer LP , 6.05% , 9/01/54 $ 2,708
199,179 Fermaca Enterprises S de RL de CV 144A ,
6.38% , 3/30/38 (a) 197
748,000 Geopark Ltd. 144A , 5.50% , 1/17/27 (a) 703
1,750,000 Hess Midstream Operations LP 144A , 6.50% ,
6/01/29 (a) 1,785
3,100,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A ,
6.88% , 5/15/34 (a) 3,086
2,500,000 Howard Midstream Energy Partners LLC 144A ,
7.38% , 7/15/32 (a) 2,576
3,200,000 Karoon USA Finance Inc. 144A , 10.50% ,
5/14/29 (a) 3,251
2,100,000 Kinder Morgan Inc. , 5.30% , 12/01/34 2,096
2,000,000 Kosmos Energy Ltd. 144A , 7.50% , 3/01/28 (a) (f) 1,932
1,550,000 Matador Resources Co. 144A , 6.50% , 4/15/32 (a) 1,559
2,800,000 NextEra Energy Capital Holdings Inc. , 5.25% ,
2/28/53 2,664
1,550,000 Occidental Petroleum Corp. , 6.05% , 10/01/54 1,559
1,550,000 ONEOK Inc. , 5.80% , 11/01/30 1,620
2,750,000 Patterson-UTI Energy Inc. , 7.15% , 10/01/33 2,970
1,695,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00% , 2/15/28 1,664
2,200,000 Permian Resources Operating LLC 144A , 9.88% ,
7/15/31 (a) 2,453
3,400,000 Permian Resources Operating LLC 144A , 6.25% ,
2/01/33 (a) 3,430
2,420,000 Petroleos Mexicanos , 6.49% , 1/23/27 2,337
2,500,000 Petroleos Mexicanos , 5.95% , 1/28/31 2,064
2,800,000 Saturn Oil & Gas Inc. 144A , 9.63% , 6/15/29 (a) 2,879
2,950,000 Saudi Arabian Oil Co. 144A , 5.88% , 7/17/64 (a) 2,895
1,350,000 SM Energy Co. 144A , 6.75% , 8/01/29 (a) 1,360
1,250,000 SM Energy Co. 144A , 7.00% , 8/01/32 (a) 1,264
2,200,000 Sorik Marapi Geothermal Power PT 144A ,
7.75% , 8/05/31 (a) 2,211
800,000 Star Holding LLC 144A , 8.75% , 8/01/31 (a) 789
1,350,000 Summit Midstream Holdings LLC 144A , 8.63% ,
10/31/29 (a) 1,381
3,191,109 Tierra Mojada Luxembourg II Sarl 144A , 5.75% ,
12/01/40 (a) 2,934
2,425,000 Tucson Electric Power Co. , 5.50% , 4/15/53 2,396
1,450,000 Var Energi ASA 144A , 7.50% , 1/15/28 (a) 1,538
3,000,000 Vistra Operations Co. LLC 144A , 3.70% ,
1/30/27 (a) 2,899
2,170,000 Vistra Operations Co. LLC 144A , 4.30% ,
7/15/29 (a) 2,086
3,350,000 Weatherford International Ltd. 144A , 8.63% ,
4/30/30 (a) 3,489
350,000 Western Midstream Operating LP , 6.35% ,
1/15/29 366
1,350,000 Western Midstream Operating LP , 6.15% ,
4/01/33 1,404
3,150,000 Williams Cos. Inc. , 5.30% , 8/15/28 3,211
1,350,000 Yinson Production Financial Services Pte Ltd.
144A , 9.63% , 5/03/29 (a) (h) 1,340
108,332
Total Corporate Bond (Cost - $282,249)
273,788
Foreign Government (3%
)
900,000 Bermuda Government International Bond 144A ,
3.38% , 8/20/50 (a) 629
2,650,000 Chile Government International Bond , 4.13% ,
7/05/34 EUR (c) 2,936
5,270,000 CPPIB Capital Inc. 144A , 1.95% , 9/30/29
CAD (a) (c) 3,554
Principal
or Shares Security Description
Value
(000)
1,850,000 Dominican Republic International Bond 144A ,
7.05% , 2/03/31 (a) $ 1,947
1,675,000 Guatemala Government Bond 144A , 6.55% ,
2/06/37 (a) 1,683
3,650,000 KSA Sukuk Ltd. 144A , 5.25% , 6/04/34 (a) 3,707
3,200,000 Municipal Finance Authority of British , 2.55% ,
10/09/29 CAD (c) 2,218
640,000 Paraguay Government International Bond 144A ,
4.70% , 3/27/27 (a) 631
2,000,000 Paraguay Government International Bond 144A ,
5.85% , 8/21/33 (a) (f) 2,034
3,600,000 Perusahaan Penerbit SBSN Indonesia III 144A ,
5.20% , 7/02/34 (a) (f) 3,647
2,825,000 Republic of Uzbekistan International Bond
144A , 3.90% , 10/19/31 (a) 2,323
Total Foreign Government (Cost - $26,410)
25,309
Mortgage Backed (36%
)
4,125,000 BX Commercial Mortgage Trust 2021-VOLT
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.514% ) , 7.84% , 9/15/36 (a) (b) 4,062
1,753,476 BX Commercial Mortgage Trust 2021-SOAR
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.914% ) , 7.24% , 6/15/38 (a) (b) 1,734
1,822,067 BX Commercial Mortgage Trust 2024-XL5
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.690% ) , 8.02% , 3/15/41 (a) (b) 1,811
2,483,943 BX Trust 2024-CNYN 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.690% ) ,
8.02% , 4/15/41 (a) (b) 2,472
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364% ) , 14.71% ,
11/25/39 (a) (b) 4,567
2,236,990 Connecticut Avenue Securities Trust 2024-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150% ) , 6.50% ,
3/25/44 (a) (b) 2,241
2,050,000 DC Commercial Mortgage Trust 2023-DC 144A ,
6.31% , 9/12/40 (a) 2,127
1,525,067 Eagle RE Ltd. 2021-2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050% ) , 7.40% , 4/25/34 (a) (b) 1,528
1,683,585 Fannie Mae Connecticut Avenue Securities
2016-C02 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364% ) , 17.71% ,
9/25/28 (b) 1,948
1,725,464 Fannie Mae Connecticut Avenue Securities
2016-C04 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364% ) , 15.71% ,
1/25/29 (b) 1,969
496,684 Fannie Mae Connecticut Avenue Securities
2016-C05 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 10.864% ) , 16.21% ,
1/25/29 (b) 572
534,972 FN 254766 30YR , 5.00% , 6/01/33 536
272,185 FN 725027 30YR , 5.00% , 11/01/33 275
531,336 FN 725423 30YR , 5.50% , 5/01/34 541
510,781 FN 725424 30YR , 5.50% , 4/01/34 520
420,040 FN 995203 30YR , 5.00% , 7/01/35 425
2,092,530 FN AS8305 30YR , 3.00% , 11/01/46 1,875
1,465,937 FN AZ7336 30YR , 3.50% , 11/01/45 1,364
2,170,113 FN BC1520 30YR , 3.50% , 8/01/46 2,013
4,930,297 FN BC8998 30YR , 3.00% , 11/01/46 4,417

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
303,700 FN BK4740 30YR , 4.00% , 8/01/48 $ 291
2,412,780 FN BM2007 30YR , 4.00% , 9/01/48 2,313
2,091,151 FN BP6345 30YR , 3.00% , 6/01/50 1,857
2,945,808 FN BP6626 30YR , 2.00% , 8/01/50 2,384
3,700,785 FN BV7937 30YR , 4.00% , 8/01/52 3,470
1,135,116 FN CA3666 30YR , 4.00% , 6/01/49 1,088
1,680,733 FN CA6314 30YR , 3.00% , 7/01/50 1,481
2,213,349 FN CA6739 30YR , 3.00% , 8/01/50 1,965
2,831,442 FN CB1301 30YR , 2.50% , 8/01/51 2,403
5,708,039 FN CB2542 30YR , 2.50% , 1/01/52 4,834
6,776,560 FN CB2759 30YR , 3.00% , 2/01/52 5,930
4,484,031 FN CB2839 30YR , 2.00% , 2/01/52 3,659
5,502,047 FN CB3258 30YR , 3.50% , 4/01/52 5,032
3,848,789 FN CB3622 30YR , 4.00% , 5/01/52 3,614
2,116,256 FN CB4120 30YR , 4.00% , 7/01/52 1,987
4,926,849 FN CB4127 30YR , 4.50% , 7/01/52 4,753
6,600,992 FN CB4794 30YR , 4.50% , 10/01/52 6,370
4,772,633 FN CB5106 30YR , 5.00% , 11/01/52 4,707
5,470,837 FN CB5113 30YR , 5.50% , 11/01/52 5,497
4,310,726 FN CB8021 30YR , 6.50% , 2/01/54 4,439
2,281,997 FN FM1717 30YR , 3.50% , 12/01/45 2,137
2,083,909 FN FM3162 30YR , 3.00% , 11/01/46 1,889
429,797 FN FM4990 30YR , 5.00% , 7/01/47 436
2,630,551 FN FM4994 30YR , 2.00% , 12/01/50 2,149
4,451,967 FN FM7418 30YR , 2.50% , 6/01/51 3,816
2,547,114 FN FM7494 30YR , 3.00% , 6/01/51 2,242
7,130,740 FN FM9195 30YR , 2.50% , 10/01/51 6,088
3,346,822 FN FM9218 30YR , 2.00% , 10/01/51 2,717
1,487,559 FN FM9750 30YR , 3.00% , 4/01/48 1,346
6,029,166 FN FS0287 30YR , 2.00% , 1/01/52 4,919
6,106,094 FN FS0349 30YR , 2.00% , 1/01/52 4,981
5,928,552 FN FS0439 30YR , 2.50% , 1/01/52 5,031
5,470,548 FN FS2653 30YR , 4.00% , 8/01/52 5,137
4,365,823 FN FS3111 30YR , 5.00% , 9/01/52 4,307
3,498,738 FN FS3838 30YR , 4.00% , 5/01/49 3,392
3,212,620 FN FS4931 30YR , 6.00% , 6/01/53 3,272
4,046,589 FN MA2806 30YR , 3.00% , 11/01/46 3,614
5,287,731 FN MA3238 30YR , 3.50% , 1/01/48 4,888
6,601,088 FN MA4413 30YR , 2.00% , 9/01/51 5,330
1,721,093 FN MA4437 30YR , 2.00% , 10/01/51 1,392
4,424,481 FN MA4465 30YR , 2.00% , 11/01/51 3,573
611,124 FN MA4548 30YR , 2.50% , 2/01/52 517
3,076,600 FN MA4761 30YR , 5.00% , 9/01/52 3,036
2,877,742 FN MA4785 30YR , 5.00% , 10/01/52 2,839
965,282 FN MA4807 30YR , 5.50% , 11/01/52 970
3,321,190 FN MA4842 30YR , 5.50% , 12/01/52 3,336
824,940 FN MA4869 30YR , 5.50% , 1/01/53 827
4,184,244 FN MA5040 30YR , 6.00% , 6/01/53 4,252
350,000 FNCL , 3.00% , 8/01/54 30YR TBA (i) 305
675,974 FR RA3728 30YR , 2.00% , 10/01/50 552
4,572,296 FR RA4531 30YR , 2.50% , 2/01/51 3,910
5,785,578 FR RA5276 30YR , 2.50% , 5/01/51 4,925
6,821,439 FR RA7778 30YR , 4.50% , 8/01/52 6,581
4,419,434 FR RA8415 30YR , 5.50% , 1/01/53 4,442
1,622,990 FR RA8647 30YR , 4.50% , 5/01/53 1,566
3,996,599 FR SB8509 15YR , 2.00% , 1/01/36 3,613
6,296,681 FR SD0729 30YR , 2.00% , 10/01/51 5,121
4,782,237 FR SD1035 30YR , 4.00% , 5/01/52 4,483
3,920,391 FR SD2184 30YR , 6.00% , 1/01/53 3,985
5,879,302 FR SD7537 30YR , 2.00% , 3/01/51 4,804
3,190,386 FR SD8106 30YR , 2.00% , 11/01/50 2,590
1,317,862 FR ZA4718 30YR , 3.00% , 10/01/46 1,181
599,461 FR ZS9382 30YR , 3.00% , 9/01/43 544
2,339,954 FR ZT0534 30YR , 3.50% , 12/01/47 2,166
2,601,738 FR ZT1159 , 3.50% , 2/01/44 2,435
Principal
or Shares Security Description
Value
(000)
1,221,623 Freddie Mac STACR Debt Notes 2017-DNA1 ,
( U.S. Secured Overnight Financing Rate Index
30day Average + 10.114% ) , 15.46% , 7/25/29 (b) $ 1,382
1,903,911 G2 4853 30YR , 4.00% , 11/20/40 1,848
790,205 G2 5174 30YR , 4.00% , 9/20/41 767
187,922 G2 5233 30YR , 4.00% , 11/20/41 182
3,480,625 G2 785219 30YR , 2.00% , 12/20/50 2,832
450,182 G2 MA2522 30YR , 4.00% , 1/20/45 434
1,302,115 G2 MA3663 30YR , 3.50% , 5/20/46 1,214
3,495,369 G2 MA3802 30YR , 3.00% , 7/20/46 3,165
261,738 G2 MA4126 30YR , 3.00% , 12/20/46 237
1,150,784 G2 MA4510 30YR , 3.50% , 6/20/47 1,071
2,766,684 G2 MA5265 30YR , 4.50% , 6/20/48 2,715
2,324,259 G2 MA6930 30YR , 2.00% , 10/20/50 1,929
8,251,321 G2 MA7472 30YR , 2.50% , 7/20/51 7,104
678,807 G2 MA7473 30YR , 3.00% , 7/20/51 607
6,171,773 G2 MA7706 30YR , 3.00% , 11/20/51 5,514
3,491,196 G2 MA7766 30YR , 2.00% , 12/20/51 2,896
2,799,452 G2 MA8044 30YR , 3.50% , 5/20/52 2,574
6,405,659 G2 MA8200 30YR , 4.00% , 8/20/52 6,051
6,101,044 G2 MA8648 30YR , 5.50% , 2/20/53 6,123
970,000 G2SF , 5.50% , 8/15/54 30YR TBA (i) 973
6,560,000 G2SF , 6.00% , 8/15/54 30YR TBA (i) 6,638
1,657,359 GN 783716 30YR , 3.00% , 2/15/43 1,515
1,891,376 GN 785986 30YR , 3.00% , 10/15/51 1,692
13,053,055 Morgan Stanley Capital I Trust 2018-H3 , 0.80% ,
7/15/51 (j) 316
137,777 Nationstar Mortgage Loan Trust 2013-A 144A ,
3.75% , 12/25/52 (a) (j) 128
267,604 New Residential Mortgage Loan Trust 2014-3A
144A , 3.75% , 11/25/54 (a) (j) 253
1,300,000 STACR Trust 2018-HRP2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614% ) , 15.96% , 2/25/47 (a) (b) 1,618
2,200,000 TRTX Issuer Ltd. 2021-FL4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.514% ) ,
7.85% , 3/15/38 (a) (b) 2,089
Total Mortgage Backed (Cost - $323,373)
310,574
Municipal (3%
)
2,495,000 California Earthquake Authority A , 5.60% ,
7/01/27 2,513
3,900,000 California Health Facilities Financing Authority ,
2.86% , 6/01/31 3,514
1,127,512 California Pollution Control Financing
Authority , AMT 144A , 7.50% , 12/01/39 (a) (k) 1
3,580,000 City of San Francisco CA Public Utilities
Commission Water Revenue E , 2.83% , 11/01/41 2,814
2,565,000 Compton Community College District B ,
3.46% , 8/01/38 (l) 2,214
3,285,000 Golden State Tobacco Securitization Corp. B ,
2.75% , 6/01/34 (l) 2,812
4,680,000 New York State Dormitory Authority C , 1.54% ,
3/15/27 4,337
3,000,000 Redondo Beach Community Financing Authority
A , 1.98% , 5/01/29 2,682
1,495,000 State of California , 7.55% , 4/01/39 1,843
2,025,000 Texas Natural Gas Securitization Finance Corp. ,
5.17% , 4/01/41 2,080
2,000,000 Tuolumne Wind Project Authority B , 6.92% ,
1/01/34 2,213
Total Municipal (Cost - $30,299)
27,023
U.S. Government Agency (1%
)
6,000,000 FHLB , 1.80% , 2/04/36 4,512

Principal
or Shares Security Description
Value
(000)
4,280,000 Tennessee Valley Authority , 5.25% , 9/15/39 $ 4,538
Total U.S. Government Agency (Cost - $9,193)
9,050
U.S. Treasury (14%
)
24,299,000 U.S. Treasury Bond , 2.50% , 2/15/46 17,714
15,410,000 U.S. Treasury Bond , 3.00% , 2/15/49 (m) (n) 12,050
26,859,000 U.S. Treasury Bond , 2.38% , 11/15/49 18,436
11,125,000 U.S. Treasury Bond , 2.00% , 2/15/50 6,990
9,480,000 U.S. Treasury Bond , 2.38% , 5/15/51 6,451
1,450,000 U.S. Treasury Bond , 4.00% , 11/15/52 1,364
4,180,000 U.S. Treasury Bond , 3.63% , 5/15/53 3,674
1,434,000 U.S. Treasury Bond , 4.25% , 2/15/54 1,411
25,531,962 U.S. Treasury Inflation Indexed Notes , 2.38% ,
10/15/28 26,186
14,322,424 U.S. Treasury Inflation Indexed Notes , 1.38% ,
7/15/33 13,813
13,720,000 U.S. Treasury Note , 4.38% , 7/31/26 13,751
3,780,000 U.S. Treasury Note , 3.88% , 8/15/33 3,731
Total U.S. Treasury (Cost - $160,185)
125,571
Investment Company (4%
)
7,252,682 Payden Cash Reserves Money Market Fund* 16,981
1,532,310 Payden Emerging Market Corporate Bond Fund* 13,377
1,780,083 Payden Emerging Markets Local Bond Fund* 8,206
Total Investment Company (Cost - $38,645)
38,564
Total Investments (Cost - $948,666) (102%)
889,608
Liabilities in excess of Other Assets (-2%)
(19,772)
Net Assets (100%) $ 869,836
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024. The stated maturity is subject to prepayments.
(f) All or a portion of these securities are on loan. At July 31, 2024, the total market value of the Fund’s securities on loan is $9,437 and the total market value of the collateral held by the Fund is $9,728. Amounts in 000s.
(g) Perpetual security with no stated maturity date.
(h) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(i) Security was purchased on a delayed delivery basis.
(j) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(k) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l) Payment of principal and/or interest is insured against default by a monoline insurer.
(m) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(n) All or a portion of the security is pledged to cover futures contract margin requirements.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 800
USD  578 Citibank, N.A. 08/09/2024 $ 2
USD 8,482
CAD  11,596 Citibank, N.A. 09/26/2024 69
71
Liabilities:
USD 7,468 EUR  6,930 State Street Bank & Trust Co. 09/26/2024 (52)
Net Unrealized Appreciation (Depreciation)
$19
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 10-Year Ultra Future 423 Sep-24 $ 48,890 $ 869 $ 869
U.S. Treasury 2-Year Note Future 980 Sep-24 201,260 1,459 1,459
a a
2,328
Short Contracts:
U.S. Treasury 10-Year Note Future 312 Sep-24 (34,885) (1,151) (1,151)

Payden Mutual Funds
Payden Core Bond Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
U.S. Treasury 5-Year Note Future 510 Sep-24 $ (55,024) $ (946) $ (946)
a a
(2,097)
Total Futures
$231
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 42 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2029 $13,150 $(971) $(893) $(78)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 0.0000%
(SOFRRATE) Annually, Pay Fixed 2.7375% Annually 08/30/2034 $ 15,900 $1,219 $– $1,219
10-Year SOFR Swap, Receive Variable 0.0000%
(SOFRRATE) Annually, Pay Fixed 3.2815% Annually 02/27/2035 15,600 392 – 392
10-Year SOFR Swap, Receive Variable 5.3530%
(SOFRRATE) Annually, Pay Fixed 2.9360% Annually 06/28/2034 15,985 1,017 – 1,017
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay
Variable 0.0000% (SOFRRATE) Annually 08/30/2026 71,500 (1,843) – (1,843)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay
Variable 5.3530% (SOFRRATE) Annually 06/29/2026 71,425 (1,979) – (1,979)
2-Year SOFR Swap, Receive Fixed 3.3330% Annually, Pay
Variable 0.0000% (SOFRRATE) Annually 02/27/2027 67,700 (454) – (454)
$(1,648) $– $(1,648)